CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net revenue	¥ 16,290,027	¥ 16,553,930	¥ 16,635,645
Facilitation, origination and servicing costs charged by related parties	118,849	129,173	142,325
Sales and marketing expenses charged by related parties	223,627	406,096	367,320
General and administrative expenses charged by related parties	13,610	16,937	13,409
Provision for financial asset receivable, including provision generated from related parties	633	2,662	807
Provision for accounts receivable and contract assets, including provision charged by related parties	(10,197)	14,123	124,095
Related parties
Net revenue	301,768	1,199,238	2,178,561
Credit driven services
Net revenue	11,738,560	11,586,251	10,189,167
Loan facilitation and servicing fees-capital heavy
Net revenue	1,667,119	2,086,414	2,326,027
Loan facilitation and servicing fees-capital heavy | Related parties
Net revenue	5,931	13,266	93
Financing income
Net revenue	5,109,921	3,487,951	2,184,128
Revenue from releasing of guarantee liabilities
Net revenue	4,745,898	5,899,153	5,583,135
Revenue from releasing of guarantee liabilities | Related parties
Net revenue	42,499	8,843	0
Other services fees
Net revenue	215,622	112,733	95,877
Platform services
Net revenue	4,551,467	4,967,679	6,446,478
Loan facilitation and servicing fees-capital light
Net revenue	3,213,955	4,124,726	5,677,941
Loan facilitation and servicing fees-capital light | Related parties
Net revenue	199,185	1,009,170	2,160,856
Referral service fees
Net revenue	950,016	561,372	620,317
Referral service fees | Related parties
Net revenue	8,601	109,469	7,670
Other services fees
Net revenue	387,496	281,581	148,220
Other services fees | Related parties
Net revenue	¥ 45,552	¥ 58,490	¥ 8,571